Long-Lived Assets and Goodwill (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Longlived Assets and Good will [Abstract]
Beginning balance	$ 56,386,796
Acquisitions		56,386,796
Ending balance	$ 56,386,795	$ 56,386,796